Unaudited Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Comprehensive income (loss):
Net income (loss)	$ (81,430)	$ 3,019	$ (160,788)	$ (107,780)	$ 105,977	$ 78,631	$ (8,519)
Unrealized foreign currency translation loss	(483)	(123)		(240)	(182)
Other comprehensive loss from discontinued operations			111			34	(177)
Comprehensive income (loss)	(81,913)	2,896	(160,677)	(108,020)	105,795	78,665	(8,696)
Comprehensive income attributable to non-controlling interests	827			1,751		82
Comprehensive income (loss) attributable to the Company’s stockholders	$ (82,740)	$ 2,896	$ (160,677)	$ (109,771)	$ 105,795	$ 78,583	$ (8,696)